PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Maturity (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Post-employment health care benefit cost
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	12 years 4 months 20 days	12 years 4 months 24 days
Post-employment health care benefit cost | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 8,929	Rp 8,092
Post-employment health care benefit cost | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	13,651	12,746
Post-employment health care benefit cost | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	12,128	12,019
Post-employment health care benefit cost | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	5,114	5,491
Post-employment health care benefit cost | Within 40-50 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	819	970
Post-employment health care benefit cost | Within 50-60 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	48	59
Post-employment health care benefit cost | Within 60-70 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	5	6
Post-employment health care benefit cost | Within 70-80 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 1	Rp 1
Other post-employment benefit cost
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	4 years 6 months 3 days	4 years 7 months 13 days
Other post-employment benefit cost | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 281	Rp 324
Other post-employment benefit cost | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	116	123
Other post-employment benefit cost | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	70	83
Other post-employment benefit cost | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 3	Rp 6
Post-employment benefits UUCK (Telkom)
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	11 years 2 months 4 days	11 years 8 months 8 days
Post-employment benefits UUCK (Telkom) | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 83	Rp 59
Post-employment benefits UUCK (Telkom) | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	426	414
Post-employment benefits UUCK (Telkom) | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	485	497
Post-employment benefits UUCK (Telkom) | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	49	Rp 80
Periodic pension benefit cost | Telkomsel
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO		9 years 5 months 12 days
Periodic pension benefit cost | Telkomsel | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	8,833	Rp 5,111
Periodic pension benefit cost | Telkomsel | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	13,778	11,178
Periodic pension benefit cost | Telkomsel | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	9,184	7,827
Periodic pension benefit cost | Telkomsel | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 439	Rp 473
The company | Telkomsel
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	9 years 2 months 4 days
The company | Defined pension benefit obligation
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	8 years 5 months 1 day	8 years 5 months 23 days
The company | Defined pension benefit obligation | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 21,044	Rp 21,232
The company | Defined pension benefit obligation | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	15,850	16,485
The company | Defined pension benefit obligation | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	9,623	10,414
The company | Defined pension benefit obligation | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	3,630	4,209
The company | Defined pension benefit obligation | Within 40-50 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	693	882
The company | Defined pension benefit obligation | Within 50-60 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	53	77
The company | Defined pension benefit obligation | Within 60-70 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 1	Rp 2
The company | Additional pension benefit obligation
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	8 years 5 months 1 day	8 years 5 months 23 days
The company | Additional pension benefit obligation | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 39	Rp 40
The company | Additional pension benefit obligation | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	30	31
The company | Additional pension benefit obligation | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	16	18
The company | Additional pension benefit obligation | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	5	6
The company | Additional pension benefit obligation | Within 40-50 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 1	Rp 1
The company | Unfunded Pension
Disclosure of defined benefit plans [line items]
Weighted average duration of DBO	5 years 5 months 12 days	5 years 6 months 7 days
The company | Unfunded Pension | Within next 10 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 340	Rp 705
The company | Unfunded Pension | Within 10-20 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	79	229
The company | Unfunded Pension | Within 20-30 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	139	430
The company | Unfunded Pension | Within 30-40 years
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	Rp 21	Rp 96